Confirming Payables (Tables)	12 Months Ended
Dec. 31, 2024
Confirming Payables
Schedule of carrying amount of financial liabilities

	2024	2023
Confirming Payables	268,175	234,385

Schedule of range of payments due

	2024	2023
	Days after invoice	Days after invoice
Liabilities that are part of confirming payables	60 - 210	60 - 210
Comparable trade payables that are not part of a confirming payables	30 - 120	30 - 120